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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-01540
AIM Funds Group (Invesco Funds Group)
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 3/31/12

Item 1. Schedule of Investments.

Invesco European Small Company Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us    ESC-QTR-1 03/12    Invesco Advisers, Inc.

Schedule of Investments
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks—91.11%

Austria—1.75%

Andritz AG	9,212	$901,550
Semperit AG Holding	28,181	1,207,982

		2,109,532

Belgium—2.03%

S.A. D’Ieteren N.V.	24,877	1,157,098
Van De Velde N.V.	23,234	1,301,462

		2,458,560

France—5.81%

Maisons France Confort	31,000	981,937
Plastic Omnium S.A.	82,800	2,399,099
Sopra Group S.A.	13,860	876,193
Tessi S.A.	18,770	2,032,724
Trigano S.A.	42,800	736,648

		7,026,601

Germany—10.07%

Amadeus Fire AG	32,300	1,494,824
CTS Eventim AG	40,000	1,381,713
Francotyp-Postalia Holding AG (a)	187,891	744,253
MorphoSys AG (a)	66,454	1,704,792
Nexus AG (a)	75,000	846,233
SMT Scharf AG	49,902	1,607,619
Takkt AG	129,903	2,009,719
Wirecard AG	124,908	2,378,070

		12,167,223

Greece—2.32%

Jumbo S.A.	293,214	1,431,278
Karelia Tobacco Co. Inc. S.A.	2,050	257,004
Metka S.A.	115,600	1,110,065

		2,798,347

Ireland—15.52%

Abbey PLC	180,200	1,405,946
CPL Resources PLC	582,792	2,409,536
DCC PLC	154,020	3,813,557
Fyffes PLC	1,970,000	1,135,032
IFG Group PLC	923,500	1,798,241
Origin Enterprises PLC	497,757	2,489,469
Paddy Power PLC	33,641	2,118,620
Total Produce PLC	3,158,000	1,895,321
United Drug PLC	596,974	1,687,911

		18,753,633

Israel—1.63%

VIZRT Ltd.	488,105	1,971,518

Italy—1.63%

Danieli S.p.A. — Officine Meccaniche Danieli & C.	132,567	1,969,603

Netherlands—2.77%

Mediq N.V.	145,860	2,293,550
Sligro Food Group N.V.	32,385	1,052,154

		3,345,704

Norway—7.63%

Bonheur ASA	75,423	1,715,273
Ganger Rolf ASA	63,527	1,344,327
Prosafe S.E.	402,202	3,198,235
Telio Holding ASA	155,000	732,223
TGS Nopec Geophysical Co. A.S.A.	81,052	2,226,113

		9,216,171

Spain—3.25%

Construcciones y Auxiliar de Ferrocarriles S.A.	1,907	1,034,896
Miquel y Costas & Miquel, S.A.	73,333	1,980,535
Prosegur, Compania de Seguridad S.A.	15,501	907,575

		3,923,006

Sweden—0.73%

Fenix Outdoor AB	33,500	886,110

Switzerland—2.91%

Aryzta AG (a)	71,194	3,517,895

Turkey—4.80%

Koza Anadolu Metal Madencilik Isletmeleri A.S. (a)	971,646	1,695,461
Koza Anadolu Metal Madencilik Isletmeleri A.S. (a)	971,646	1,728,170
Yazicilar Holding A.S. -Class A	341,421	2,375,369

		5,799,000

United Kingdom—28.26%

Amlin PLC	255,057	1,345,548
Catlin Group Ltd.	135,000	877,173
Chemring Group PLC	323,585	2,109,247
Clarkson PLC	117,233	2,465,966
CPP Group PLC	627,131	601,895
Diploma PLC	405,327	2,917,625
Filtrona PLC	153,041	1,162,821
Halma PLC	373,397	2,275,914
Hill & Smith Holdings PLC	214,043	1,146,984
Homeserve PLC	358,338	1,338,416
IG Group Holdings PLC	293,351	2,113,842
Informa PLC	309,868	2,191,177
Kier Group PLC	114,141	2,070,457
Mears Group PLC	647,962	2,648,206
Micro Focus International PLC	216,803	1,640,355
Mitie Group PLC	134,550	601,557
Morgan Sindall Group PLC	110,526	1,198,686
See accompanying notes which are an integral part of this schedule.
Invesco European Small Company Fund

	Shares	Value

United Kingdom—(continued)

Tribal Group PLC	1,145,117	$1,396,693
Tullett Prebon PLC	259,200	1,451,157
Ultra Electronics Holdings PLC	92,522	2,588,488

		34,142,207

Total Common Stocks (Cost $92,800,379)		110,085,110

Money Market Funds—8.36%

Liquid Assets Portfolio — Institutional Class (b)	5,052,313	5,052,313
Premier Portfolio — Institutional Class (b)	5,052,313	5,052,313

Total Money Market Funds (Cost $10,104,626)		10,104,626

TOTAL INVESTMENTS—99.47% (Cost $102,905,005)		120,189,736

OTHER ASSETS LESS LIABILITIES—0.53%		639,089

NET ASSETS—100.00%		$120,828,825

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco European Small Company Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco European Small Company Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2012, there were transfers from Level 1 to Level 2 of $4,339,955 and from Level 2 to Level 1 of $36,950,527, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Austria	$2,109,532	$—	$—	$2,109,532
Belgium	2,458,560	—	—	2,458,560
France	7,026,601	—	—	7,026,601
Germany	12,167,223	—	—	12,167,223
Greece	2,798,347	—	—	2,798,347
Ireland	18,753,633	—	—	18,753,633
Israel	1,971,518	—	—	1,971,518
Italy	1,969,603	—	—	1,969,603
Netherlands	3,345,704	—	—	3,345,704
Norway	6,990,058	2,226,113	—	9,216,171
Spain	3,923,006	—	—	3,923,006
Sweden	886,110	—	—	886,110
Switzerland	3,517,895	—	—	3,517,895
Turkey	5,799,000	—	—	5,799,000
United Kingdom	27,561,274	6,580,933	—	34,142,207
United States	10,104,626	—	—	10,104,626

	$111,382,690	$8,807,046	$—	$120,189,736

Invesco European Small Company Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $4,539,996 and $14,396,011, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$21,055,294
Aggregate unrealized (depreciation) of investment securities	(5,562,820)

Net unrealized appreciation of investment securities	$15,492,474

Cost of investments for tax purposes is $104,697,262.
Invesco European Small Company Fund

Invesco Global Core Equity Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us   GCE-QTR-1 03/12   Invesco Advisers, Inc.

Schedule of Investments
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—95.06%

Australia—4.25%

Australia & New Zealand Banking Group Ltd.	603,333	$14,531,716
BHP Billiton Ltd.	651,473	23,553,284
Macquarie Group Ltd.	359,541	10,826,621
Telstra Corp. Ltd.	4,587,509	15,628,703

		64,540,324

Brazil—0.90%

Banco do Brasil S.A.	124,900	1,774,607
Banco Santander Brasil S.A. (a)	175,600	1,616,482
Companhia Energetica de Minas Gerais —ADR	85,717	2,038,350
PDG Realty S.A. Empreendimentos e Participacoes	542,900	1,871,146
Petroleo Brasileiro S.A. -ADR	136,133	3,615,692
Vale S.A. —ADR	115,451	2,693,472

		13,609,749

Canada—2.14%

Nexen Inc.	806,664	14,793,828
Toronto-Dominion Bank (The)	209,441	17,779,279

		32,573,107

China—0.94%

China Communications Construction Co. Ltd. -Class H	1,866,000	1,882,604
China Construction Bank Corp. -Class H	3,840,196	2,967,083
China Dongxiang Group Co.	6,292,000	1,037,107
China Minsheng Banking Corp., Ltd. -Class H	3,447,000	3,108,399
CNOOC Ltd.	1,544,575	3,157,506
KWG Property Holding Ltd.	1,903,500	1,101,411
Renhe Commercial Holdings Co., Ltd.	14,798,000	1,031,047

		14,285,157

France—4.81%

BNP Paribas S.A.	413,864	19,636,348
Bouygues S.A.	622,917	19,049,886
Sanofi	234,445	18,175,999
Total S.A.	319,884	16,314,304

		73,176,537

Germany—1.98%

Deutsche Lufthansa AG	1,207,170	16,896,977
Salzgitter AG	240,586	13,201,338

		30,098,315

Hong Kong—1.18%

Cheung Kong (Holdings) Ltd.	1,020,000	13,174,256
China Mobile Ltd.	432,000	4,753,580

		17,927,836

India—0.55%

Canara Bank Ltd.	276,321	2,584,180
Grasim Industries Ltd.	34,238	1,767,914
Oil and Natural Gas Corp. Ltd.	362,317	1,914,525
Tata Motors Ltd.	385,419	2,077,939

		8,344,558

Indonesia—0.09%

Telekomunikasi Indonesia Tbk PT	1,736,500	1,325,371

Ireland—0.21%

Dragon Oil PLC	319,905	3,193,133
Irish Bank Resolution Corp. Ltd. (b)	102,453	0

		3,193,133

Italy—1.10%

Eni S.p.A.	715,488	16,764,497

Japan—13.71%

Asahi Group Holdings, Ltd.	1,181,900	26,286,304
DeNA Co. Ltd. (c)	691,600	19,154,956
FUJIFILM Holdings Corp.	474,506	11,246,164
Mitsubishi Corp.	792,231	18,465,686
Mitsubishi UFJ Financial Group, Inc.	3,932,531	19,769,038
Nippon Telegraph & Telephone Corp.	470,200	21,390,665
Nippon Yusen Kabushiki Kaisha (c)	4,658,000	14,789,263
Nissan Motor Co., Ltd.	2,747,804	29,443,886
Seven & I Holdings Co., Ltd.	514,800	15,356,870
Sumitomo Chemical Co., Ltd. (c)	3,478,700	14,924,094
Yamada Denki Co., Ltd.	280,230	17,599,489

		208,426,415

Mexico—0.19%

America Movil S.A.B. de C.V. -Series L	2,356,500	2,931,744

Norway—2.57%

Statoil A.S.A.	585,820	15,884,789
Yara International A.S.A.	486,449	23,202,070

		39,086,859

Poland—0.16%

KGHM Polska Miedz S.A.	54,271	2,497,726

Russia—0.54%

Gazprom OAO -ADR	178,961	2,188,547
JSFC Sistema -REGS -GDR(d)	101,463	1,997,806
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

	Shares	Value

Russia—(continued)

Magnitogorsk Iron & Steel Works -REGS -GDR(d)	244,398	$1,449,308
Rosneft Oil Co. -REGS -GDR(d)	369,503	2,616,081

		8,251,742

South Africa—0.83%

Sasol Ltd.	60,517	2,933,571
Standard Bank Group Ltd.	215,882	3,136,972
Steinhoff International Holdings Ltd. (b)	1,043,212	3,740,281
Tiger Brands Ltd.	78,608	2,764,000

		12,574,824

South Korea—1.56%

Dongbu Insurance Co., Ltd.	56,047	2,421,234
Hyundai Mipo Dockyard Co., Ltd.	17,264	2,077,333
Hyundai Mobis	14,913	3,802,738
KT&G Corp.	38,756	2,743,825
POSCO	9,146	3,075,623
Samsung Electronics Co., Ltd.	4,358	4,903,760
Shinhan Financial Group Co., Ltd.	62,660	2,419,358
SK Telecom Co., Ltd. -ADR	157,595	2,192,146

		23,636,017

Spain—2.39%

Banco Santander S.A.	1,612,321	12,407,534
Iberdrola S.A.	2,203,375	12,509,796
Telefonica S.A.	693,612	11,378,467

		36,295,797

Switzerland—5.73%

ACE Ltd.	511,568	37,446,778
Holcim Ltd. (b)	240,197	15,674,278
Swisscom AG (c)	41,425	16,747,155
Zurich Insurance Group AG (b)	64,186	17,251,854

		87,120,065

Taiwan—0.46%

AU Optronics Corp. -ADR	244,089	1,113,046
HTC Corp.	94,322	1,908,498
Powertech Technology Inc.	1,164,320	2,269,052
Wistron Corp.	1,095,000	1,651,500

		6,942,096

Thailand—0.37%

Bangkok Bank Public Co. Ltd. -NVDR	588,000	3,524,504
PTT PCL	182,000	2,096,344

		5,620,848

Turkey—0.10%

Asya Katilim Bankasi A.S. (b)	1,367,636	1,505,873

United Kingdom—10.15%

Barclays PLC	4,551,951	17,192,125
Eurasian Natural Resources Corp.	214,956	2,037,273
GlaxoSmithKline PLC	654,752	14,626,121
Imperial Tobacco Group PLC	1,001,784	40,622,201
National Grid PLC	1,439,906	14,522,140
Rio Tinto PLC	550,779	30,532,423
Royal Dutch Shell PLC -Class B	983,699	34,658,896

		154,191,179

United States—38.15%

3M Co.	199,477	17,795,343
Apache Corp.	138,899	13,951,015
Archer-Daniels-Midland Co.	912,923	28,903,142
Bank of America Corp.	1,578,963	15,110,676
Bank of New York Mellon Corp. (The)	569,198	13,734,748
Best Buy Co., Inc.	597,366	14,145,627
Chevron Corp.	343,926	36,882,624
Cisco Systems, Inc.	1,536,244	32,491,561
Coach, Inc.	381,756	29,502,104
ConocoPhillips	379,499	28,845,719
Corning Inc.	1,983,137	27,922,569
Energen Corp.	331,057	16,271,451
GameStop Corp. -Class A (c)	704,992	15,397,025
General Dynamics Corp.	405,194	29,733,136
Gilead Sciences, Inc. (b)	383,381	18,728,162
Johnson & Johnson	408,257	26,928,632
Merck & Co., Inc.	709,406	27,241,190
Microsoft Corp.	563,791	18,182,260
Oracle Corp.	870,822	25,393,169
PNC Financial Services Group, Inc.	255,438	16,473,197
Stryker Corp.	268,854	14,916,020
Valero Energy Corp.	731,980	18,863,125
W. R. Berkley Corp.	445,742	16,100,201
WellPoint, Inc.	439,616	32,443,661
Western Digital Corp. (b)	1,060,608	43,898,565

		579,854,922

Total Common Stocks & Other Equity Interests (Cost $1,332,865,267)		1,444,774,691

Preferred Stocks—1.55%

Brazil—0.12%

Companhia Paranaense de Energia-Copel — 3.56% Pfd.	77,200	1,810,498

Germany—1.43%

Porsche Automobil Holding SE -1.10% Pfd.	369,535	21,808,561

Total Preferred Stocks (Cost $24,930,163)		23,619,059

See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

	Shares	Value

Money Market Funds—3.19%

Liquid Assets Portfolio — Institutional Class (e)	24,284,528	$24,284,528
Premier Portfolio — Institutional Class (e)	24,284,528	24,284,528

Total Money Market Funds (Cost $48,569,056)		48,569,056

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.80% (Cost $1,406,364,486)		1,516,962,806

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—3.84%

Liquid Assets Portfolio — Institutional Class (Cost $58,315,921)(e)(f)	58,315,921	58,315,921

TOTAL INVESTMENTS—103.64% (Cost $1,464,680,407)		1,575,278,727

OTHER ASSETS LESS LIABILITIES—(3.64)%		(55,367,608)

NET ASSETS—100.00%		$1,519,911,119

Investment Abbreviations:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
Pfd.	— Preferred
REGS	— Regulation S

Notes to Schedule of Investments:

(a)	Each unit represents 55 common shares and 50 preferred shares.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2012.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2012 was $6,063,195, which represented less than 1% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Global Core Equity Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized
Invesco Global Core Equity Fund

E.	Foreign Currency Translations — (continued)
foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2012 there were transfers from Level 1 to Level 2 of $153,735,633 and from level 2 to level 1 of $182,531,643, due to foreign fair value adjustments.
Invesco Global Core Equity Fund

NOTE 2 — Additional Valuation Information — (continued)

	Level 1	Level 2	Level 3	Total

Australia	$40,987,040	$23,553,284	$—	$64,540,324
Brazil	15,420,247	—	—	15,420,247
Canada	32,573,107	—	—	32,573,107
China	4,004,190	10,280,967	—	14,285,157
France	55,000,538	18,175,999	—	73,176,537
Germany	38,705,538	13,201,338	—	51,906,876
Hong Kong	17,927,836	—	—	17,927,836
India	4,352,094	3,992,464	—	8,344,558
Indonesia	—	1,325,371	—	1,325,371
Ireland	3,193,133	—	0	3,193,133
Italy	—	16,764,497	—	16,764,497
Japan	19,154,956	189,271,459	—	208,426,415
Mexico	2,931,744	—	—	2,931,744
Norway	23,202,070	15,884,789	—	39,086,859
Poland	2,497,726	—	—	2,497,726
Russia	4,613,887	3,637,855	—	8,251,742
South Africa	3,740,281	8,834,543	—	12,574,824
South Korea	11,936,498	11,699,519	—	23,636,017
Spain	24,917,330	11,378,467	—	36,295,797
Switzerland	87,120,065	—	—	87,120,065
Taiwan	6,942,096	—	—	6,942,096
Thailand	2,096,344	3,524,504	—	5,620,848
Turkey	—	1,505,873	—	1,505,873
United Kingdom	71,807,735	82,383,444	—	154,191,179
United States	686,739,899	—	—	686,739,899

Total Investments	$1,159,864,354	$415,414,373	$0	$1,575,278,727

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $82,719,060 and $248,340,200, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$173,677,980
Aggregate unrealized (depreciation) of investment securities	(65,274,855)

Net unrealized appreciation of investment securities	$108,403,125

Cost of investments for tax purposes is $1,466,875,602.
Invesco Global Core Equity Fund

Invesco International Small Company Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us   ISC-QTR-1 03/12   Invesco Advisers, Inc.

Schedule of Investments
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks—91.33%

Austria—0.79%

Andritz AG	41,142	$4,026,440

Belgium—0.60%

S.A. D’Ieteren N.V.	65,850	3,062,867

Brazil—3.69%

Diagnosticos da America S.A.	761,200	5,851,855
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	510,980	7,688,499
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A. (a)	358,490	5,394,047

		18,934,401

Canada—22.95%

Aastra Technologies Ltd.	166,100	3,580,818
Bird Construction, Inc.	270,000	4,060,965
Calian Technologies Ltd.	142,000	2,876,166
Calvalley Petroleum Inc. — Class A (b)	1,872,124	3,191,227
Canyon Services Group, Inc.	403,000	4,913,747
Cequence Energy Ltd. (b)	65,100	86,165
Cline Mining Corp. (b)	1,478,826	2,239,073
Descartes Systems Group Inc. (The) (b)	500,000	4,361,777
Dorel Industries Inc. — Class B	134,355	3,832,748
Epsilon Energy Ltd. (b)	1,204,800	3,140,961
Glentel, Inc.	571,900	10,293,397
Hammond Power Solutions Inc.	249,800	2,427,115
Horizon North Logistics	786,000	4,925,800
Le Chateau Inc. — Class A	291,000	385,160
MI Developments, Inc.	237,000	8,197,830
Northern Dynasty Minerals Ltd. (b)	477,577	2,911,529
Onex Corp.	181,599	6,684,548
Painted Pony Petroleum Ltd. — Class A (b)	305,692	2,568,634
Paramount Resources Ltd. — Class A (b)	308,455	8,867,347
Sandstorm Metal & Energy Ltd. (b)	9,384,500	3,999,210
Total Energy Services Inc.	1,014,790	16,331,474
TransGlobe Energy Corp. (b)	561,980	6,807,097
Trilogy Energy Corp.	290,500	7,678,311
Wi-LAN Inc.	640,700	3,321,387

		117,682,486

China—1.95%

Fook Woo Group Holdings Ltd. (b)	21,094,000	1,860,692
Franshion Properties China Ltd.	14,500,000	3,734,419
Vinda International Holdings Ltd.	2,836,000	4,382,404

		9,977,515

Germany—3.50%

CTS Eventim AG	92,000	3,177,940
MorphoSys AG (b)	161,823	4,151,362
Wirecard AG	556,298	10,591,117

		17,920,419

Greece—0.74%

Jumbo S.A.	771,940	3,768,103

Hong Kong—3.59%

First Pacific Co. Ltd.	13,492,000	14,913,770
Paliburg Holdings Ltd.	11,914,170	3,482,688

		18,396,458

Ireland—4.45%

DCC PLC	318,895	7,895,885
Paddy Power PLC	161,626	10,178,771
United Drug PLC	1,683,926	4,761,207

		22,835,863

Italy—1.45%

Ansaldo STS S.p.A.	169,230	1,679,223
Danieli S.p.A. — Officine Meccaniche Danieli & C.	385,733	5,730,997

		7,410,220

Japan—4.91%

EXEDY Corp.	342,000	9,826,486
Nippon Ceramic Co., Ltd.	617,100	10,494,949
THK Co., Ltd.	236,100	4,854,495

		25,175,930

Malaysia—7.03%

IGB Corp. Berhad	25,677,171	23,207,310
Parkson Holdings Berhad	7,324,129	12,855,674

		36,062,984

Netherlands—1.24%

Aalberts Industries N.V.	121,823	2,518,368
Mediq N.V.	243,600	3,830,445

		6,348,813

New Zealand—1.12%

Freightways Ltd.	1,770,681	5,727,542

Norway—4.56%

Bonheur ASA	215,727	4,906,072
Prosafe S.E.	1,001,901	7,966,928
TGS Nopec Geophysical Co. A.S.A.	383,225	10,525,368

		23,398,368

Philippines—6.65%

Energy Development Corp.	47,997,600	6,711,387
Energy Development Corp. (a)	5,506,250	769,925
First Gen Corp. (b)	45,767,041	14,420,191
Manila Water Co.	22,517,600	12,193,286

		34,094,789

See accompanying notes which are an integral part of this schedule.
Invesco International Small Company Fund

	Shares	Value

South Korea—1.53%

MegaStudy Co., Ltd.	40,240	$4,139,239
S1 Corp.	79,706	3,714,126

		7,853,365

Switzerland—1.78%

Aryzta AG (b)	185,041	9,143,395

Thailand—3.43%

BEC World PCL	2,350,700	3,889,867
Major Cineplex Group PCL	12,949,200	7,562,803
Siam Commercial Bank PCL	1,318,100	6,151,831

		17,604,501

Turkey—1.54%

Koza Anadolu Metal Madencilik Isletmeleri A.S. (b)	2,237,454	3,904,215
Koza Anadolu Metal Madencilik Isletmeleri A.S. (b)	2,237,454	3,979,537

		7,883,752

United Kingdom—13.83%

Amlin PLC	693,960	3,660,973
Chemring Group PLC	694,575	4,527,497
CPP Group PLC	1,101,802	1,057,465
Filtrona PLC	399,782	3,037,584
Halma PLC	882,852	5,381,122
Homeserve PLC	1,008,045	3,765,115
IG Group Holdings PLC	901,373	6,495,154
Informa PLC	1,166,809	8,250,883
Kier Group PLC	391,670	7,104,684
Lancashire Holdings Ltd.	594,413	7,463,961
Micro Focus International PLC	738,808	5,589,901
Mitie Group PLC	1,226,647	5,484,194
Tullett Prebon PLC	737,000	4,126,168
Ultra Electronics Holdings PLC	178,278	4,987,684

		70,932,385

Total Common Stocks (Cost $344,013,715)		468,240,596

Preferred Stocks—0.18%

Canada—0.18%

FirstService Corp. -Series 1, 7.00% Pfd. (Cost $908,000)	36,320	927,976

Money Market Funds—8.15%

Liquid Assets Portfolio — Institutional Class (c)	20,900,479	20,900,479
Premier Portfolio — Institutional Class (c)	20,900,479	20,900,479

Total Money Market Funds (Cost $41,800,958)		41,800,958

TOTAL INVESTMENTS—99.66% (Cost $386,722,673)		510,969,530

OTHER ASSETS LESS LIABILITIES—0.34%		1,763,037

NET ASSETS—100.00%		$512,732,567

Investment Abbreviations:
Pfd. — Preferred

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2012 was $6,163,972, which represented 1.20% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco International Small Company Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco International Small Company Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2012, there were transfers from Level 1 to Level 2 of $93,219,582 and from Level 2 to Level 1of $77,100,808, due to foreign value adjustments.

	Level 1	Level 2	Level 3	Total

Austia	4,026,440	—	—	4,026,440
Belgium	3,062,867	—	—	3,062,867
Brazil	18,934,401	—	—	18,934,401
Canada	118,610,462	—		118,610,462
China	8,116,823	—	1,860,692	9,977,515
Germany	17,920,419	—	—	17,920,419
Greece	3,768,103	—	—	3,768,103
Hong Kong	3,482,688	14,913,770	—	18,396,458
Ireland	22,835,863	—	—	22,835,863
Italy	7,410,220	—	—	7,410,220
Japan	10,494,949	14,680,981	—	25,175,930
Malaysia	23,207,310	12,855,674	—	36,062,984
Netherlands	6,348,813	—	—	6,348,813
New Zealand	5,727,542	—	—	5,727,542
Norway	12,873,000	10,525,368	—	23,398,368
Philippines	21,901,503	12,193,286	—	34,094,789
South Korea	3,714,126	4,139,239	—	7,853,365
Switzerland	9,143,395	—	—	9,143,395
Thailand	11,452,670	6,151,831	—	17,604,501
Turkey	7,883,752	—	—	7,883,752
United Kingdom	50,805,226	20,127,159	—	70,932,385
United States	41,800,958		—	41,800,958

Total Investments	$413,521,530	$95,587,308	$1,860,692	$510,969,530

Invesco International Small Company Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $21,642,435 and $33,039,145, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$149,530,902
Aggregate unrealized (depreciation) of investment securities	(29,098,344)

Net unrealized appreciation of investment securities	$120,432,558

Cost of investments for tax purposes is $390,536,972.
Invesco International Small Company Fund

Invesco Small Cap Equity Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us   SCE-QTR-1 03/12   Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.51%

Advertising—1.08%

Interpublic Group of Cos., Inc. (The)	779,385	$8,892,783

Aerospace & Defense—2.49%

AAR Corp.	304,469	5,556,559
Aerovironment Inc. (b)	249,036	6,676,655
Triumph Group, Inc.	132,283	8,288,853

		20,522,067

Agricultural Products—2.16%

Corn Products International, Inc.	145,914	8,411,942
Darling International Inc. (b)	541,986	9,441,396

		17,853,338

Air Freight & Logistics—0.78%

UTi Worldwide, Inc.	375,717	6,473,604

Apparel Retail—4.97%

bebe stores, inc.	831,156	7,671,570
Buckle, Inc. (The) (c)	168,947	8,092,561
Express, Inc. (b)	355,526	8,881,039
Finish Line, Inc. (The)-Class A	361,518	7,671,412
Genesco Inc. (b)	121,684	8,718,659

		41,035,241

Apparel, Accessories & Luxury Goods—1.11%

PVH Corp.	102,389	9,146,409

Application Software—3.03%

MicroStrategy Inc. -Class A (b)	3,917	548,380
Parametric Technology Corp. (b)	310,729	8,681,768
Quest Software, Inc. (b)	297,672	6,926,827
TIBCO Software Inc. (b)	290,531	8,861,196

		25,018,171

Asset Management & Custody Banks—0.82%

Affiliated Managers Group, Inc. (b)	60,703	6,787,202

Auto Parts & Equipment—2.26%

Dana Holding Corp.	460,524	7,138,122
Modine Manufacturing Co. (b)	497,803	4,395,600
TRW Automotive Holdings Corp. (b)	153,530	7,131,469

		18,665,191

Automotive Retail—1.02%

Penske Automotive Group, Inc.	341,427	8,409,347

Biotechnology—1.08%

Cubist Pharmaceuticals, Inc. (b)	205,138	8,872,218

Casinos & Gaming—0.76%

Bally Technologies Inc. (b)	134,422	6,284,229

Communications Equipment—1.92%

ADTRAN, Inc.	228,219	7,118,151
JDS Uniphase Corp. (b)(c)	604,121	8,753,713

		15,871,864

Computer Storage & Peripherals—0.22%

Synaptics Inc. (b)(c)	49,031	1,790,122

Construction & Farm Machinery & Heavy Trucks—2.03%

Titan International, Inc. (c)	364,260	8,614,749
Trinity Industries, Inc.	247,948	8,169,887

		16,784,636

Construction Materials—1.33%

Eagle Materials Inc.	316,553	11,000,217

Data Processing & Outsourced Services—2.11%

Heartland Payment Systems, Inc.	325,561	9,389,179
Jack Henry & Associates, Inc.	236,289	8,062,181

		17,451,360

Diversified Chemicals—1.08%

FMC Corp.	83,963	8,888,323

Diversified Metals & Mining—0.68%

Compass Minerals International, Inc.	78,765	5,650,601

Electrical Components & Equipment—1.63%

Belden Inc.	226,249	8,577,100
GrafTech International Ltd. (b)	409,511	4,889,561

		13,466,661

Electronic Equipment & Instruments—2.20%

Electro Scientific Industries, Inc.	490,634	7,364,417
OSI Systems, Inc. (b)	175,884	10,781,689

		18,146,106

Electronic Manufacturing Services—1.00%

Sanmina- SCI Corp. (b)	723,796	8,287,464

Environmental & Facilities Services—2.73%

ABM Industries Inc.	301,589	7,328,613
Team, Inc. (b)	265,996	8,232,576
Waste Connections, Inc.	214,509	6,977,978

		22,539,167

Food Distributors—1.03%

United Natural Foods, Inc. (b)	182,762	8,527,675

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

	Shares	Value

Gas Utilities—0.92%

UGI Corp.	278,562	$7,590,815

Gold—0.45%

Allied Nevada Gold Corp. (b)	58,809	1,913,057
Detour Gold Corp. (Canada)(b)	71,640	1,786,510

		3,699,567

Health Care Equipment—0.84%

Greatbatch, Inc. (b)	42,358	1,038,618
Teleflex Inc.	96,318	5,889,846

		6,928,464

Health Care Facilities—2.01%

Amsurg Corp. (b)	307,950	8,616,441
Universal Health Services, Inc. -Class B	189,469	7,940,646

		16,557,087

Health Care Services—0.95%

Gentiva Health Services, Inc. (b)	189,038	1,652,192
IPC The Hospitalist Co. (b)(c)	166,485	6,144,961

		7,797,153

Health Care Technology—0.59%

Omnicell, Inc. (b)	321,954	4,896,920

Homebuilding—1.02%

Meritage Homes Corp. (b)	310,622	8,405,431

Homefurnishing Retail—1.13%

Pier 1 Imports, Inc. (b)	511,389	9,297,052

Industrial Machinery—4.76%

Gardner Denver Inc.	90,096	5,677,850
IDEX Corp.	176,417	7,432,448
TriMas Corp. (b)	374,643	8,388,257
Valmont Industries, Inc.	79,819	9,371,549
Watts Water Technologies, Inc. -Class A	205,775	8,385,331

		39,255,435

Industrial REIT’s—0.30%

DCT Industrial Trust Inc.	423,262	2,497,246

Insurance Brokers—1.05%

Arthur J. Gallagher & Co.	243,232	8,693,112

Internet Software & Services—1.22%

ValueClick, Inc. (b)	509,396	10,055,477

Investment Banking & Brokerage—0.78%

Evercore Partners Inc. -Class A	222,508	6,468,308

IT Consulting & Other Services—0.86%

MAXIMUS, Inc.	173,705	7,064,582

Life Sciences Tools & Services—1.68%

Bio-Rad Laboratories, Inc. -Class A (b)	67,260	6,974,190
Charles River Laboratories International, Inc. (b)	191,871	6,924,624

		13,898,814

Managed Health Care—1.03%

AMERIGROUP Corp. (b)	126,515	8,511,929

Multi-Line Insurance—0.95%

American Financial Group, Inc.	204,206	7,878,267

Office REIT’s—1.56%

Douglas Emmett, Inc.	383,900	8,756,759
DuPont Fabros Technology Inc. (c)	167,500	4,095,375

		12,852,134

Oil & Gas Equipment & Services—4.13%

Dresser-Rand Group, Inc. (b)	142,184	6,595,916
Lufkin Industries, Inc.	86,383	6,966,789
Oceaneering International, Inc.	159,862	8,614,963
Oil States International, Inc. (b)	103,351	8,067,579
Superior Energy Services, Inc. (b)	144,081	3,797,975

		34,043,222

Oil & Gas Exploration & Production—2.38%

Energen Corp.	142,656	7,011,542
Rosetta Resources, Inc. (b)	160,471	7,824,566
SandRidge Energy, Inc. (b)(c)	611,466	4,787,779

		19,623,887

Packaged Foods & Meats—0.85%

TreeHouse Foods, Inc. (b)	118,216	7,033,852

Paper Packaging—0.31%

Graphic Packaging Holding Co. (b)	468,951	2,588,610

Paper Products—0.96%

Schweitzer-Mauduit International, Inc.	114,604	7,914,552

Pharmaceuticals—1.94%

Endo Pharmaceuticals Holdings Inc. (b)	212,208	8,218,816
Questcor Pharmaceuticals, Inc. (b)(c)	206,720	7,776,806

		15,995,622

Property & Casualty Insurance—0.94%

W. R. Berkley Corp.	214,665	7,753,700

Real Estate Services—0.86%

Jones Lang LaSalle Inc.	85,041	7,084,766

Regional Banks—6.43%

Commerce Bancshares, Inc.	146,156	5,922,241
CVB Financial Corp. (c)	731,504	8,587,857
East West Bancorp, Inc.	340,705	7,866,879
F.N.B. Corp.	629,703	7,606,812
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

	Shares	Value

Regional Banks—(continued)

Texas Capital Bancshares, Inc. (b)(c)	283,119	$9,801,580
Wintrust Financial Corp. (c)	212,116	7,591,632
Zions Bancorp.	265,229	5,691,814

		53,068,815

Residential REIT’s—0.99%

Education Realty Trust, Inc.	750,100	8,131,084

Restaurants—2.09%

DineEquity, Inc. (b)	139,689	6,928,574
P.F. Chang’s China Bistro, Inc.	121,807	4,813,813
Papa John’s International, Inc. (b)	146,473	5,516,173

		17,258,560

Semiconductor Equipment—2.31%

Cymer, Inc. (b)	149,037	7,451,850
Novellus Systems, Inc. (b)	232,603	11,609,216

		19,061,066

Semiconductors—3.06%

Diodes Inc. (b)	336,237	7,793,973
Lattice Semiconductor Corp. (b)	1,272,639	8,183,069
Semtech Corp. (b)	326,524	9,292,873

		25,269,915

Specialized REIT’s—1.03%

LaSalle Hotel Properties	302,796	8,520,679

Specialty Chemicals—1.93%

Innophos Holdings, Inc.	162,053	8,122,096
PolyOne Corp.	540,637	7,785,173

		15,907,269

Specialty Stores—1.12%

GNC Holdings, Inc.-Class A	264,846	9,240,477

Steel—1.03%

Haynes International, Inc.	133,876	8,481,045

Systems Software—0.96%

Ariba Inc. (b)	242,128	7,920,007

Technology Distributors—1.11%

Arrow Electronics, Inc. (b)	217,304	9,120,249

Trading Companies & Distributors—1.13%

Beacon Roofing Supply, Inc. (b)	362,143	9,328,804

Trucking—2.33%

Landstar System, Inc.	128,181	7,398,607
Old Dominion Freight Line, Inc. (b)	249,013	11,870,450

		19,269,057

Total Common Stocks & Other Equity Interests (Cost $634,426,091)		821,327,027

Money Market Funds—0.71%

Liquid Assets Portfolio — Institutional Class (d)	2,928,432	2,928,432
Premier Portfolio — Institutional Class (d)	2,928,433	2,928,433

Total Money Market Funds (Cost $5,856,865)		5,856,865

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.22% (Cost $640,282,956)		827,183,892

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—4.33%

Liquid Assets Portfolio — Institutional Class (Cost $35,715,450)(d)(e)	35,715,450	35,715,450

TOTAL INVESTMENTS—104.55% (Cost $675,998,406)		862,899,342

OTHER ASSETS LESS LIABILITIES—(4.55)%		(37,546,117)

NET ASSETS—100.00%		$825,353,225

Investment Abbreviations:
REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2012.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Small Cap Equity Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized
Invesco Small Cap Equity Fund

E.	Foreign Currency Translations — (continued)
foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$862,899,342	$—	$—	$862,899,342

Invesco Small Cap Equity Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $96,615,461 and $79,455,462, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$205,504,364
Aggregate unrealized (depreciation) of investment securities	(19,724,143)

Net unrealized appreciation of investment securities	$185,780,221

Cost of investments for tax purposes is $677,119,121.
Invesco Small Cap Equity Fund

Item 2. Controls and Procedures.
(a)	As of March 21, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Funds Group (Invesco Funds Group)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: May 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer
Date: May 30, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer
Date: May 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.